AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 28, 2017.

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 152	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 156	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

(Address of Principal Executive Offices, Zip Code)

(212) 933-0393

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On September 26, 2017 pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 152 to the Registration Statement on Form N-1A for KraneShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until September 26, 2017, the effectiveness of Post-Effective Amendment No. 111 (“PEA No. 111”) with respect to the KraneShares CDB ChinaBond ETF, which was filed with the Commission via EDGAR Accession No. 0001144204-16-094863 on April 18, 2016 and was most recently delayed until August 29, 2017 by Post-Effective Amendment No. 150. Since no other changes are intended to be made to PEA No. 111 with respect to the KraneShares CDB ChinaBond ETF by means of this filing, Parts A, B and C of PEA No. 111 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the KraneShares CDB ChinaBond ETF is incorporated herein by reference to Part A of PEA No. 111.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the KraneShares CDB ChinaBond ETF is incorporated herein by reference to Part B of PEA No. 111.

PART C – OTHER INFORMATION

The Part C for the KraneShares CDB ChinaBond ETF is incorporated herein by reference to Part C of PEA No. 111.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 152 to the Registrant’s Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 28th day of August 2017.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer	August 28, 2017
Jonathan Krane	and Principal Financial Officer

/s/ John Ferguson*	Trustee	August 28, 2017
John Ferguson

/s/ Matthew Stroyman*	Trustee	August 28, 2017
Matthew Stroyman

*/s/ Stacy L. Fuller
Stacy L. Fuller

*	Signatures affixed by Stacy L. Fuller on September 29, 2015 pursuant to powers of attorney filed on February 10, 2016.